Long-term debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-term debt
Long-term debt
end of	2Q16	1Q16	4Q15
Long-term debt (CHF million)
Senior	174,394	157,849	157,986
Subordinated	24,052	23,494	24,796
Non-recourse liabilities from consolidated VIEs	1,780	2,147	14,826
Long-term debt	200,226	183,490	197,608
of which reported at fair value	73,922	69,104	80,931
of which structured notes	60,446	55,006	54,848

Schedule of Structured notes
Structured notes by product
end of	2Q16	1Q16	4Q15
Structured notes (CHF million)
Equity	35,490	33,421	35,594
Fixed income	16,398	13,805	11,534
Credit	5,618	5,505	5,261
Other	2,940	2,275	2,459
Total structured notes	60,446	55,006	54,848